Note 7 - Income Tax	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note 7.	Income Tax

Accounting Policies

The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted for changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the end of the reporting period in the countries where Opera operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Opera measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Tax deductions from equity awards granted to employees are based on the fair values of the shares at the time of exercise. For equity awards scheduled to vest in future periods, the amount of estimated future tax deduction is based on Opera’s share price at the end of the reporting period. Where the amount of tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative remuneration expense, the current or deferred tax associated with the excess is recognized directly in equity.

Income Tax Expense, Tax Payable, and Deferred Tax Assets and Liabilities

The table below specifies the income tax expense (in thousands):

	Year ended December 31,
	2021	2022	2023
Current income taxes	$(4,109)	$(7,434)	$(6,769)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	852	141	(458)
Deferred taxes	3,452	(1,542)	531
Income tax benefit (expense)	$194	$(8,835)	$(6,697)
Income tax benefit (expense) attributable to:
Continuing operations	$(43)	$(8,835)	$(6,697)
Discontinued operations	$237	$-	$-
(1)	Currency effect on income tax (expense) benefit due to corporate income tax filings being in Norwegian kroner for Norwegian subsidiaries with the U.S. dollar as their functional currency.

Opera Limited, the Parent, is domiciled in the Cayman Islands, where the applicable tax rate is zero. With Opera being headquartered in Norway and with a large share of the Group’s income being recognized by Opera Norway AS, a subsidiary domiciled in Norway, the reconciliation below between the income tax benefit (expense) and the accounting profit is based on the tax rate applicable in Norway, which was 22% in 2023 and in the comparative periods. The tax rate in Norway will remain 22% in 2024.

	Year ended December 31,
	2021	2022	2023
Income (loss) from continuing operations before income taxes	$(43,106)	$23,870	$159,997
Tax benefit (expense) at nominal tax rate in Norway	9,483	(5,251)	(35,199)
Effect of different tax rates applied by subsidiaries	(7,958)	1,408	25,455
Permanent differences:
Tax effect of translation differences exempted for tax	358	(320)	1,171
Tax effect of financial items exempted from tax	(193)	480	665
Withholding taxes (paid) credited	(324)	299	270
Net other permanent differences (not) tax deductible	(1,990)	(3,585)	(3,384)
Other effects:
Change in income tax losses carried forward	(227)	(462)	2,851
Change in share-based remuneration	-	-	2,598
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	852	141	(458)
Change in withholding taxes and restricted interest deduction carried forward	147	(1,564)	(601)
Change in tax rate	(190)	21	(64)
Income tax expense for the year	$(43)	$(8,835)	$(6,697)
Effective tax rate	0.1%	(37.0)%	(4.2)%

Deferred tax assets and liabilities are related to the following items (in thousands):

	As of December 31,
	2022	2023
Property, equipment, and intangible assets	$20,466	$20,016
Share-based remuneration	-	(4,094)
Trade receivables	(300)	(367)
Intra-group interest costs subject to limitations (1)	(8,066)	(7,648)
Withholding tax expected to be credited (credit method)	(216)	(34)
Tax losses carried forward	(5,399)	(5,247)
Other	(606)	(947)
Net deferred tax liability	$5,878	$1,679
Recognized and classified as:
Deferred tax assets	$1,473	$1,133
Deferred tax liabilities	$7,352	$2,813
(1) Interest costs incurred on intra-group loans subject to interest limitation rules.

The deferred tax liability for property, equipment and intangible assets is mainly related to differences between the fair values and tax bases for such assets that were recognized in 2016 when Opera Norway AS was acquired.

Opera has recognized deferred tax assets related to intra-group interest costs that are carried forward due to limitations in Norway to the annual amount that can be deducted for tax purposes. Such intra-group interest cost can be carried forward for up to ten years. Opera has also recognized deferred tax assets for tax losses carried forward. Management has determined that there is convincing evidence that future taxable profits will be available to utilize the interest charges within the time restriction period.

The following table specifies the changes in the net deferred tax liability (in thousands):

	Year ended December 31,
	2022	2023
Net deferred tax liability as of January 1	$4,209	$5,878
Expense (benefit) in the Statement of Operations	1,542	(531)
Deferred tax recognized in equity (1)	-	(3,674)
Expense (benefit) in the Statement of Comprehensive Income	127	6
Net deferred tax liability as of December 31	$5,878	$1,679
(1)

When the amount of tax deduction from share-based remuneration exceeds the amount of the related cumulative remuneration expense, the current and deferred tax associated with the excess is recognized directly in equity.